Intangible Assets (Tables)	6 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Consolidated
	31 December 2025	30 June 2025
	$	$
Non-current assets
Trade Secrets and Patents – at cost	23,857,306	23,857,306
Less: Accumulated amortisation	(5,423,478)	(4,827,042)
Net carrying value	18,433,828	19,030,264

Patents and trademarks – at cost	873,406	234,289
Add: Additions	75,293	639,117
Less: Accumulated amortisation	(68,065)	(45,697)
Net carrying value	880,634	827,709
	19,314,462	19,857,973

Schedule of Reconciliations of the Written Down Values

Reconciliations of the written down values at the beginning and end of the current and previous financial period are set out below:

Consolidated	Trade Secrets	Patents & trademarks	Total
	$	$	$
Balance at 1 July 2024	20,223,135	214,823	20,437,958
Additions	-	639,117	639,117
Amortisation expense	(1,192,870)	(26,232)	(1,219,102)

Balance at 30 June 2025	19,030,265	827,708	19,857,973
Additions	-	75,293	75,293
Amortisation expense	(596,436)	(22,368)	(618,804)
Balance at 31 December 2025	18,433,829	880,633	19,314,462